NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]
1. NATURE OF OPERATIONS

The Company was incorporated under the laws of Cayman Islands on January 12, 2000. On January 15, 2000 the Company acquired 100% of the issued and outstanding shares of NAI Interactive Ltd. (“NAI”), a company incorporated under the laws of British Columbia, Canada. The Company also has a dormant wholly-owned subsidiary ChineseWorldNet.com HK Limited (“CWN HK”) incorporated under the laws of Hong Kong.  ChineseWorldNet.com (Shanghai) Ltd. (“CWN China”) was incorporated under the laws of People’s Republic of China in April 2008. In fiscal year 2012, the Company’s ownership interests in CWN China increased from 80% to 83% after CWN HK invested an amount of $200,000 to CWN China’s registered capital. During the fiscal year 2013, the Company’s ownership interests in CWN China further increased from 83% to 85% after CWN HK invested an amount of $187,200 to CWN China’s registered capital. CWN China has a wholly-owned subsidiary, Weihai Consulting Investment Ltd (“Weihai”), a company incorporated under the laws of People’s Republic of China in September 2009.

The Company’s business is to provide online internet services through its Chinese world-wide website. The online internet services comprise banner advertisements, web page hosting and maintenance, online promotion for customers, translation services, investment seminars, investment handbooks, website contest events, and subscription fees. The Company, through its subsidiary, NAI, is also in the business of providing investor relations and public relations (IR/PR) services to public companies.  The IR/PR services are comprised of investment conferences in North America and China, company road shows, investor outreach events, publication of industry related handbooks, online marketing through its proprietary website, and e-mail marketing. These services are considered as one segment based upon the Company’s organizational structure, the way in which these operations are managed and evaluated by management, the availability of separate financial results and materiality considerations.

These consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has accumulated losses since its inception and requires additional funds to maintain and expand its intended business operations.  Management’s plans in this regard are to raise debt or equity financing as required which the Company has been able to finance the operations through a series of equity and debt financings and additional funds is still required to fund the Company’s anticipated business expansion.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern.  These consolidated financial statements do not include any adjustments that might result from this uncertainty.